Right-of-use asset and lease liability	12 Months Ended
Dec. 31, 2022
Right-of-use Asset And Lease Liability
Right-of-use asset and lease liability

26.	Right-of-use asset and lease liability
26.1	Right-of-use asset

	Balance as of January 1, 2022	Additions	Remeasurement adjustment	Amortization	Loss on disposal	Balance as of December 31, 2022

Real estate	120,929	25,365	2,405	(10,679)	(1,531)	136,489
Vehicles	67,833	87,644	2,755	(45,044)	(170)	113,018
Equipment	15,294	3,986	1,536	(8,943)	-	11,873
	204,056	116,995	6,696	(64,666)	(1,701)	261,380

	Balance as of January 1, 2021	Additions	Remeasurement adjustment	Amortization	Loss on disposal	Others (a)	Balance as of December 31, 2021

Real estate	23,384	87,921	10,748	(10,053)	(13,079)	22,008	120,929
Vehicles	90,316	7,920	2,255	(33,000)	(142)	484	67,833
Equipment	18,821	2,424	612	(6,695)	(1,239)	1,371	15,294
	132,521	98,265	13,615	(49,748)	(14,460)	23,863	204,056
(a)	Reclassification to Assets classified as held for sale (Note 39) and effect of business combination.

26.2	Lease liability
26.2.1	Changes in lease liability

Balance as of January 1, 2021	138,361
Effect of acquisition of control of Vilas Complex	22,381
Additions	98,265
Remeasurement adjustment	13,615
Charges	13,459
Amortization - principal	(53,120)
Payment - charges	(7,145)
Loss on disposal	(14,799)
Reclassification (a)	1,717
Balance as of December 31, 2021	212,734
Additions	116,995
Remeasurement adjustment	6,696
Charges	20,462
Amortization - principal	(60,200)
Payment - charges	(21,151)
Loss on disposal	(1,780)
Balance as of December 31, 2022	273,756
Current	64,870
Noncurrent	208,886
(a)	Reclassification to Assets classified as held for sale (Note 39).

The Company defines the discount rate based on the nominal interest rate applied to the last fundraising, disregarding subsidized or incentivized funding. The interest rates applied range from 3.58% to 14.87% p.a.

26.2.2	Maturity of noncurrent installments

2024	51,452
2025	33,745
2026	34,241
2027	10,196
2028	9,845
After 2028	169,140
Undiscounted amounts	308,619
Imputed interest	(99,733)
Lease liabilities balance	208,886
26.2.3	Potential right to Pis/Cofins recoverable

The following table shows the potential PIS/Cofins recoverable rights embedded in the leasing consideration, according to the expected payment periods.

Cash Flows	Nominal value	Present value
Lease consideration	439,629	273,756
Potencial Pis/Cofins	33,321	21,593
26.3	Impact of forecast inflation on discounted cash flows

In accordance with IFRS 16, in measuring and remeasuring lease liabilities and right-of-use assets, the Company used the discounted cash flow method without considering forecast future inflation, according to the prohibition imposed by the standard.

However, given the current reality of long-term interest rates in the Brazilian economic environment, the table below shows the comparative balances between the information recorded in accordance with IFRS 16 and the amount that would be recorded considering forecast inflation:

	Balance in accordance with IFRS 16	Inflation projected balance	%
Lease liabilities	273,756	322,949	17.97%
Right to use assets	261,380	295,521	13.06%
Financial expense	20,356	25,061	23.11%
Amortization expense	64,666	70,005	8.26%
26.4	Commitments from leases and rentals

For leases of low value assets, such as computers, printers and furniture, short-term leases, as well as for leases of land for development of wind power generation projects, whose payment is made based on variable remuneration, the amounts are recognized in the statement of income as operating costs and/or expenses (Note 31.6). The balance of commitments from leases and rentals is shown below:

	Less than		Over
	1 year	1 to 5 years	5 years	12.31.2022
Commitments from leases and rentals	11,753	50,444	250,757	312,954
26.5	Receivables from leases

	Less than		Over	Total
	1 year	1 to 5 years	5 years	12.31.2022
Facilities sharing	1,393	5,572	18,480	25,445